Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Growth Portfolio (previously known as ClearBridge Variable Aggressive Growth Portfolio) for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$93	0.87%
[1],[2]
Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.87%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Growth Portfolio returned 12.80%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 22.10% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 32.46% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors for a range of communications applications. Shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips, earnings results that maintained optimism around revenues from continued spending from its largest customers as well as successful integration of its VMware software acquisition.

↑
CrowdStrike, in the IT sector, is a leading provider of cyber security software. Shares rebounded strongly following its global IT outage this summer. Remediation efforts resonated well with customers and the company has maintained its leadership in the space.

↑
Shopify, in the IT sector, offers software to enable all facets of e-commerce. Recent financial results demonstrate improved financial stability and capital allocation mindset guiding the business. Having discarded its Shopify Fulfillment Network, the operating leverage and incremental free cash flow margins of the business have proven to be exceptional.

Top detractors from performance:
↓
Biogen, in the health care sector, a biotechnology company developing treatments for Alzheimer’s disease and other neurological disorders. The company’s growth trajectory has become uncertain due to a slower-than-expected launch of its Alzheimer’s treatment Leqembi. Patent expirations and pricing pressures in key therapeutic areas such as multiple sclerosis further weighed on earnings potential.

↓
Wolfspeed, in the IT sector, is a manufacturer of semiconductors based on silicon carbide for power management applications including electric vehicles. Persistent headwinds to both end demand for electric vehicles and industrial applications, along with a series of operational challenges, have led to negative earnings revisions, damaged management credibility and meaningfully pushed out its path to sustained profitability.

↓
Etsy, in the consumer discretionary sector, operates a number of online marketplaces for craft and handmade goods. The company has struggled with weaker performance as consumer preferences for goods lagged market expectations and internal initiatives designed at improving its search product and seller tools have not made much of an impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	12.80	6.10	5.95
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Growth Index†	22.10	11.47	11.54
Russell 3000 Growth Index	32.46	18.25	16.22
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 139,786,165
Holdings Count | $ / shares	53	[4]
Advisory Fees Paid, Amount	$ 1,149,939
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,786,165
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$1,149,939
Portfolio Turnover Rate	23%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund was renamed ClearBridge Variable Growth Portfolio.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram E. Green and Amanda Leithe.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Growth Portfolio (previously known as ClearBridge Variable Aggressive Growth Portfolio) for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$118	1.11%
[5],[6]
Expenses Paid, Amount	$ 118	[5]
Expense Ratio, Percent	1.11%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Growth Portfolio returned 12.42%. The Fund compares its performance to the Russell Midcap Growth Index, which returned 22.10% for the same period. The Fund previously compared its performance to the Russell 3000 Growth Index, which returned 32.46% for the same period. Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, in the information technology (IT) sector, develops semiconductors for a range of communications applications. Shares rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for its AI-specific chips, earnings results that maintained optimism around revenues from continued spending from its largest customers as well as successful integration of its VMware software acquisition.

↑
CrowdStrike, in the IT sector, is a leading provider of cyber security software. Shares rebounded strongly following its global IT outage this summer. Remediation efforts resonated well with customers and the company has maintained its leadership in the space.

↑
Shopify, in the IT sector, offers software to enable all facets of e-commerce. Recent financial results demonstrate improved financial stability and capital allocation mindset guiding the business. Having discarded its Shopify Fulfillment Network, the operating leverage and incremental free cash flow margins of the business have proven to be exceptional.

Top detractors from performance:
↓
Biogen, in the health care sector, a biotechnology company developing treatments for Alzheimer’s disease and other neurological disorders. The company’s growth trajectory has become uncertain due to a slower-than-expected launch of its Alzheimer’s treatment Leqembi. Patent expirations and pricing pressures in key therapeutic areas such as multiple sclerosis further weighed on earnings potential.

↓
Wolfspeed, in the IT sector, is a manufacturer of semiconductors based on silicon carbide for power management applications including electric vehicles. Persistent headwinds to both end demand for electric vehicles and industrial applications, along with a series of operational challenges, have led to negative earnings revisions, damaged management credibility and meaningfully pushed out its path to sustained profitability.

↓
Etsy, in the consumer discretionary sector, operates a number of online marketplaces for craft and handmade goods. The company has struggled with weaker performance as consumer preferences for goods lagged market expectations and internal initiatives designed at improving its search product and seller tools have not made much of an impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	12.42	5.83	5.68
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Growth Index†	22.10	11.47	11.54
Russell 3000 Growth Index	32.46	18.25	16.22
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 139,786,165
Holdings Count | $ / shares	53	[8]
Advisory Fees Paid, Amount	$ 1,149,939
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,786,165
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$1,149,939
Portfolio Turnover Rate	23%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2024, the Fund was renamed ClearBridge Variable Growth Portfolio.
Effective May 1, 2024, the portfolio managers of the Fund are Evan Bauman, Aram E. Green and Amanda Leithe.
This is a summary of changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at
https://www.franklintempleton.com/regulatory-fund-documents or  upon request  at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Effective May 1, 2024, the Russell Midcap Growth Index replaced the Russell 3000 Growth Index as the Fund’s benchmark. The Fund’s subadviser believes the Russell Midcap Growth Index provides a better representation of the universe of securities in which the Fund invests.

[8]
*	Does not include derivatives, except purchased options, if any.